Condensed Interim Consolidated Statements of Earnings (Loss) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Profit or loss [abstract]
Sales	$ 247,954	$ 189,466	$ 502,744	$ 414,515
Cost of sales
Cost of sales, excluding depletion	65,211	60,957	132,119	130,171
Depletion	58,661	61,404	123,503	129,785
Total cost of sales	123,872	122,361	255,622	259,956
Gross margin	124,082	67,105	247,122	154,559
General and administrative	21,799	12,249	34,981	28,784
Impairment of mineral stream interests	0	165,912	0	165,912
Earnings from operations	102,283	(111,056)	212,141	(40,137)
Other (income) expense	(3,366)	3,090	(3,963)	2,824
Earnings before finance costs and income taxes	105,649	(114,146)	216,104	(42,961)
Finance costs	4,636	13,306	11,753	27,252
Earnings before income taxes	101,013	(127,452)	204,351	(70,213)
Income tax recovery (expense)	4,799	2,758	(3,643)	2,868
Net earnings (loss)	$ 105,812	$ (124,694)	$ 200,708	$ (67,345)
Basic earnings per share	$ 0.236	$ (0.280)	$ 0.448	$ (0.151)
Diluted earnings per share	$ 0.235	$ (0.279)	$ 0.447	$ (0.151)
Weighted average number of shares outstanding
Basic	448,636	445,769	448,217	445,083
Diluted	450,042	446,470	449,513	445,815